Other receivables - Schedule of other receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Other Receivables Abstract
Sales tax recoverable	$ 102,714	$ 367,480
Interest receivable	73,575	156
Other receivables	1,712	7,042
Subscription receivables (Note 15)	53,052	0
Trade and other receivables	$ 231,053	$ 374,678